Sale of Receivables	12 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 8 — Sale of Receivables
 On November 4, 2010, Post entered into an agreement to sell, on an ongoing basis, all of the trade accounts receivable of Post Foods, LLC to a wholly owned, bankruptcy-remote subsidiary of Ralcorp Holdings, Inc. named Ralcorp Receivables Corporation (RRC). The accounts receivable of Post Foods Canada Corp. were not incorporated into the agreement and are not being sold to RRC. The purchase price of the receivables sold is calculated with a discount factor of 1.18%. Post receives a fee from RRC to service the receivables (with no significant servicing assets or liabilities). For the fiscal year ended September 30, 2011, the discounts totaled $13.0, reported as "Loss on Sale of Receivables," and servicing fee income totaled $3.7, reported as a reduction to "Selling, general and administrative expenses." The net amount due from Ralcorp is reported as "Receivable from Ralcorp."